Digital Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Digital Assets (Details)
Beginning Balance	$ 6,107	$ 0	$ 0
Purchase of crypto currencies	0	10,000	0
Realized Gain / (loss)		0	0
Impairment	0	(3,893)	0
Ending Balance	$ 6,107	$ 6,107	$ 0